Commitments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 6,090
Transportation agreements	81,182
Total	87,272
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	753
Transportation agreements	20,500
Total	21,253
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	890
Transportation agreements	37,825
Total	38,715
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	530
Transportation agreements	14,673
Total	15,203
After 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	3,917
Transportation agreements	8,184
Total	$ 12,101